Finance and investment income, finance costs and revaluation and retranslation of financial instruments	6 Months Ended
Jun. 30, 2023
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Income from equity investments	3.4	20.1
Interest income	99.0	35.4
	102.4	55.5
Finance costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Interest payable and similar charges[1]	180.2	98.9
Interest expense related to lease liabilities	50.5	46.0
	230.7	144.9
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
Revaluation and retranslation of financial instruments include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Movements in fair value of treasury instruments	4.4	1.9
Revaluation of investments held at fair value through profit or loss	(24.2)	9.0
Revaluation of put options over non-controlling interests	7.1	19.6
Revaluation of payments due to vendors (earnout agreements)	25.7	(1.1)
Retranslation of financial instruments	12.5	3.7
	25.5	33.1